(27) NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2019
Net Operating Revenue [Abstract]
NET OPERATING REVENUE

 (27)  NET OPERATING REVENUE

	Number of Consumers			In GWh			R$ thousand
Revenue from Eletric Energy Operations	2019	2018	2017	2019	2018	2017	2019	2018	2017
Consumer class
Residential	8,721,256	8,544,035	8,330,237	20,355	19,618	16,473	15,356,697	13,549,879	11,663,084
Industrial	57,116	58,241	59,825	13,198	13,834	13,022	5,222,522	5,188,778	5,095,840
Commercial	529,815	532,592	545,095	10,700	10,211	9,720	6,674,870	6,038,086	5,498,867
Rural	363,500	361,908	359,106	3,231	3,583	2,474	1,430,315	1,334,868	1,173,569
Public administration	61,868	60,685	60,639	1,468	1,459	1,271	957,935	879,910	787,967
Public lighting	11,809	11,659	11,230	2,039	2,003	1,746	838,116	767,246	654,950
Public services	10,512	10,194	9,790	2,348	2,348	1,840	1,241,696	1,150,227	978,286
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	-	-	(65,991)
Billed	9,755,876	9,579,314	9,375,922	53,339	53,057	46,546	31,722,151	28,908,995	25,786,572
Own comsuption	-	-	-	36	34	32	-	-	-
Unbilled (net)	-	-	-	-	-	-	39,477	112,441	(89,575)
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(12,769,168)	(11,095,762)	(9,273,840)
Electricity sales to final consumers	9,755,876	9,579,314	9,375,922	53,375	53,091	46,578	18,992,460	17,925,674	16,423,157

Furnas Centrais Elétricas S.A.				2,875	2,875	3,026	578,603	544,342	565,592
Other concessionaires and licensees				18,351	17,757	16,337	4,215,041	3,825,201	3,240,571
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(133,073)	(96,717)	(56,528)
Spot market energy				4,208	3,828	8,194	1,309,117	1,082,945	2,340,463
Electricity sales to wholesalers				25,435	24,459	27,557	5,969,688	5,355,771	6,090,098

Revenue due to Network Usage Charge - TUSD - Captive Consumers							12,902,241	11,192,479	9,330,368
Revenue due to Network Usage Charge - TUSD - Free Consumers							3,359,298	2,650,565	2,137,566
(-) Compensation paid for failure to comply with the limits of continuity							(84,461)	(57,630)	-
(-) Adjustment of revenues from excess demand and excess reactive power							-	-	(21,861)
Revenue from construction of concession infrastructure							2,087,995	1,772,222	2,073,423
Sector financial asset and liability (Note 9)							(602,461)	1,207,917	1,900,837
Concession financial asset - Adjustment of expected cash flow (note 11)							280,632	345,015	204,443
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,516,077	1,536,366	1,419,128
Other revenues and income							587,668	697,878	496,340
Other operating revenues							20,046,989	19,344,812	17,540,244
Total gross operating revenue							45,009,138	42,626,257	40,053,498

Deductions from operating revenue
ICMS							(6,936,560)	(6,188,323)	(5,455,718)
PIS							(676,174)	(659,352)	(603,050)
COFINS							(3,173,715)	(3,037,164)	(2,777,626)
ISS							(19,830)	(16,871)	(15,929)
Global reversal reserve - RGR							-	-	(2,952)
Energy development account - CDE							(3,642,384)	(4,016,362)	(3,185,693)
Research and development and energy efficiency programs							(224,642)	(207,653)	(191,997)
PROINFA							(175,283)	(151,718)	(166,743)
Tariff flags and others							(180,572)	(178,536)	(878,460)
Financial compensation for the use of water resources							(9,359)	-	-
IPI							-	-	(102)
FUST e FUNTEL							-	-	(19)
Others							(38,145)	(33,651)	(30,304)
							(15,076,664)	(14,489,630)	(13,308,593)

Net operating revenue							29,932,474	28,136,627	26,744,905

27.1   Adjustment of revenues from excess demand and excess reactive power

As provided for in Sub-module 2.7 of the Tariff Regulation Procedures – PRORET, approved through Normative Resolution No. 463/2011, since the 4th cycle of period tariff review of the distribution subsidiaries, the revenues earned from excess demand and excess reactive power have been recorded as sector liability, since May 2015. The recorded amounts will be amortized as from the 5th cycle (already in force for CPFL Piratininga), when they will be deducted from Portion B (portion of manageable costs of the tariffs), except for subsidiary CPFL Santa Cruz, whose amortization started in the Annual Tariff Review – RTA of March 2017 due to the renewal of its concession in 2015.

27.2  Periodic tariff review (“RTP”) and Annual tariff adjustment (“RTA”)

		2019		2018		2017
Subsidiary	Month	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	12.02%	8.66%	12.68%	16.90%	-0.80%	-10.50%
CPFL Piratininga	October	1.88%	-7.80%	20.01%	19.25%	7.69%	17.28%
RGE	June	10.05% (c)	8.63%	21.27%	20.58%	3.57%	5.00%
RGE Sul (RGE)	June	10.05% (c)	1.72%	18.45%	22.47%	-0.20%	-6.43%
CPFL Santa Cruz	March	13.7%	13.31%	(b)	(b)	-1.28%	-8.42%

(a)   Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment.

(b)   In 2018, the average annual tariff adjustment of CPFL Santa Cruz was at 5.71%, 4.41% regarding the economic tariff adjustment and 1.30% regarding relevant financial components. The average effect to be perceived by consumers of the original concessions are:

	Jaguari	Mococa	Leste Paulista	Sul Paulista	Santa Cruz
Effect perceived by consumers	21.15%	3.40%	7.03%	7.50%	5.32%

27.3   Energy Development Account (CDE) – Low-income, tariff discounts – judicial injunctions, and other tariff discounts

Law No. 12,783 of January 11, 2013 determined that the amounts related to the low-income subsidy, as well as other tariff discounts shall be fully subsidized by amount from the CDE.

In 2018, the Company recognized income of R$1,516,077 (R$1,536,366  in 2018 and R$1,419,128 in 2017), of which (i) R$78,277 relates to the low-income subsidy (R$78,081 in 2018 and R$ 96,882 in 2017), (ii) R$1,255,000 relates to other tariff discounts (R$1,354,845 in 2018 and R$1,226,777 in 2017) and (iii) R$182,800 relates to tariff discounts – CCRBT injunctions and subsidy (R$103,440 in 2018 and R$95,469 in 2017).

27.4   Energy Development Account – CDE

ANEEL, by means of Ratifying Resolution (“REH”) No. 2,510 of December 18, 2018, amended by REH No. 2,368 of February 9, 2018, established the definitive annual quotas of CDE for the year 2019. These quotas comprise: (i) annual quota of the CDE – USAGE account; and (ii) quota of the CDE – Energy account, (final settlements finished in March 2019), related to part of the CDE contributions received by the electric energy distribution concessionaires in the period from January 2013 to January 2014, charged from consumers and passed on to the CDE Account in up to five years from the RTE of 2015. ANEEL, by means of REH n° 2,521 of March 20, 2019, ANEEL established the payment in advance of quota intended for the amortization of the ACR Account, due to its positive balance, with payment and pass through to the CDE Account for March 2019 to August 2019, cancelling the previously REH nº 2,231 of 2017.